Related-Party Balances and Transactions - Schedule of Related Party Balances (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Amount due from related parties
Less: Allowance for credit loss		¥ (481)	$ (86)
Related Party [Member]
Amount due from related parties
Total		13,252		$ 1,895
Maas Inc. [Member]
Amount due from related parties
Total	[1]	¥ 13,733		$ 1,981

[1]	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.